Capital risk management (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital risk management
Total equity	$ 28,246,507	$ 52,201,588	$ 76,238,075	$ 13,270,353